Employee benefits (Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices) (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014 US Dollar [Member] USD ($)	Dec. 31, 2013 US Dollar [Member] USD ($)	Jul. 25, 2013 US Dollar [Member] USD ($)	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2011 US Dollar [Member] USD ($)	Dec. 31, 2014 Eurodollar [Member] EUR (€)	Dec. 31, 2013 Eurodollar [Member] EUR (€)	Jul. 25, 2013 Eurodollar [Member] EUR (€)	Dec. 31, 2012 Eurodollar [Member] EUR (€)	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2014 US Dollar 1.00 - 10.00 [Member] USD ($)	Dec. 31, 2014 US Dollar 10.00 - 20.00 [Member] USD ($)	Dec. 31, 2014 US Dollar 20.00 - 30.00 [Member] USD ($)	Dec. 31, 2014 US Dollar 1.00 - 30.00 [Member] USD ($)	Dec. 31, 2014 Euro 10.00 - 15.00 [Member] EUR (€)	Dec. 31, 2014 Euro 15.00 - 20.00 [Member] EUR (€)	Dec. 31, 2014 Euro 20.00 - 25.00 [Member] EUR (€)	Dec. 31, 2014 Euro 1.00 - 25.00 [Member] EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Range of exercise prices, Lower range (in dollar/euro per share)													$ 1.00	$ 10.00	$ 20.00	$ 1.00	€ 10.00	€ 15.00	€ 20.00	€ 1.00
Range of exercise prices, Upper range (in dollar/euro per share)													$ 10.00	$ 20.00	$ 30.00	$ 30.00	€ 15.00	€ 20.00	€ 25.00	€ 25.00
Options outstanding (in shares)	2,789,561	3,308,502	86,225	388,150	346,510	400,400	515,110	2,703,336	2,920,352	1,876,088	1,924,688	1,319,957	10,098	42,565	33,562	86,225	349,415	780,827	1,573,094	2,703,336
Options outstanding, contractual life	7 years												4 years	1 year 8 months 12 days	2 years	2 years 1 month 6 days	1 year 9 months 18 days	3 years 6 months	5 years 6 months	4 years 4 months 24 days
Options outstanding, Weighted average exercise price (in euro/dollar per share)			$ 21.18	$ 18.75	$ 21.72	$ 20.94	$ 20.83	€ 20.49	€ 20.22	€ 22.26	€ 22.22	€ 19.08	$ 7.60	$ 17.82	$ 29.52	$ 21.18	€ 12.03	€ 18.59	€ 23.31	€ 20.49
Options exercisable, Number exercisable (in shares)													10,098	42,565	23,658	76,321	349,415	780,826	10,380	1,140,621
Options exercisable, Weighted average exercise price (in euro/dollar per share)													$ 7.60	$ 17.82	$ 29.45	$ 20.07	€ 12.03	€ 18.59	€ 22.47	€ 16.61